UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05034

Salomon Funds Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
  (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31
Date of reporting period: June 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

June 30, 2005
SEMI-ANNUAL
REPORT

Salomon Brothers Asset Management

	[ ]	National Tax Free Bond Fund
Salomon Brothers	[ ]	California Tax Free Bond Fund
	[ ]	New York Tax Free Bond Fund
	[ ]	Mid Cap Fund

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

Table of Contents

Letter from the Chairman	1

Salomon Funds Trust

National Tax Free Bond Fund:

Fund at a Glance	6

Fund Expenses	7

California Tax Free Bond Fund:

Fund at a Glance	9

Fund Expenses	10

New York Tax Free Bond Fund:

Fund at a Glance	12

Fund Expenses	13

Mid Cap Fund:

Fund at a Glance	15

Fund Expenses	16

Schedules of Investments	18

Statements of Assets and Liabilities	33

Statements of Operations	34

Statements of Changes in Net Assets	35

Financial Highlights.	39

Notes to Financial Statements	55

Letter from the Chairman

Dear Shareholder,

The U.S. economy overcame a number of obstacles and continued to expand during the reporting period. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)[i] growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. All told, the Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%. Following the end of the reporting period, at their August meeting, the Fed further increased the target rate by 0.25% to 3.50%.

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

During the six months covered by this report, the U.S. stock market was relatively flat, with the S&P 500 Indexiv returning -0.81%. Stocks were weak early in the reporting period, as the issues discussed above caused investors to remain on the sidelines. Equities then rallied in the second quarter of 2005, as the economy appeared to be on solid footing and inflation was largely under control. Looking at the reporting period as a whole, mid-cap stocks generated superior returns, with the Russell Midcap,v Russell 1000,vi and Russell 2000vii Indexes returning 3.92%, 0.11%, and -1.25%, respectively. From a market style perspective, value-oriented stocks outperformed their growth counterparts.

During the reporting period, the fixed income market confounded many investors as short term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined.When the period began, the federal fund target rate was 2.25% and the yield on the 10-year Treasury was 4.24%.When the reporting period ended, the federal funds rate rose to 3.25% and the 10-year yield fell to 3.92%. Declining long-term rates, mixed economic data, and periodic flights to quality all supported bond prices. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers Aggregate Bond Index,viii returned 2.51%.

Performance Review

National Tax Free Bond Fund

For the six months ended June 30, 2005 Class A shares of the Salomon Brothers National Tax Free Bond Fund, excluding sales charges, returned 2.26%. The Lipper General Municipal Debt Funds Category Average1 was 2.44%. The Fund’s unmanaged benchmark, the Lehman Brothers Municipal 4 Years Plus Bond Index,ix

1	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 283 funds in the Fund’s Lipper category, and excluding sales charges.

returned 3.31% for the same period. The Lehman Brothers Municipal Bond Index returned 2.89% for the period.

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

California Tax Free Bond Fund

For the six months ended June 30, 2005, Class A shares of the California Tax Free Bond Fund, excluding sales charges, returned 1.46%. The Lipper California Municipal Debt Funds Category Average2 was 3.11%. The Fund’s unmanaged benchmark, the Lehman Brothers Municipal California 4 Years Plus Bond Index,x returned 3.72% for the same period. The Lehman Brothers Municipal Bond Index returned 2.89% for the period.

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

New York Tax Free Bond Fund

For the six months ended June 30, 2005, Class A shares of the New York Tax Free Bond Fund, excluding sales charges, returned 2.20%. The Lipper New York Municipal Debt Funds Category Average3 was 2.74%. The Fund’s unmanaged benchmarks, the Lehman Brothers Municipal Bond Indexxi and the Lehman Brothers Municipal New York 4 Years Plus Bond Index,xii returned 2.89% and 3.18%, respectively, for the same period.

Certain investors may be subject to the Federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Mid Cap Fund

For the six months ended June 30, 2005, Class A shares of the Mid Cap Fund, excluding sales charges, returned 1.36%. The Lipper Mid-Cap Core Funds Category Average4 was 2.09%. The Fund’s unmanaged benchmark, the S&P MidCap 400 Index,xiii returned 3.85%, for the same period.

Special Shareholder Notice

Effective April 18, 2005, Kevin Caliendo became the new Portfolio Manager of the Mid Cap Fund. He joined Citigroup or its predecessor firms in 2002.

2	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 129 funds in the Fund’s Lipper category, and excluding sales charges.

3	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 107 funds in the Fund’s Lipper category, and excluding sales charges.

4	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005 including the reinvestment of dividends and capital gains distributions, if any, calculated among the 313 funds in the Fund’s Lipper category, and excluding sales charges.

PERFORMANCE SNAPSHOT
AS OF JUNE 30, 2005
(excluding sales charges)
(unaudited)

Six Months

National Tax Free Bond Fund – Class A Shares	2.26%

Lehman Brothers Municipal 4 Years Plus Bond Index	3.31%

Lehman Brothers Municipal Bond Index	2.89%

Lipper General Municipal Debt Funds Category Average	2.44%

California Tax Free Bond Fund – Class A Shares	1.46%

Lehman Brothers Municipal California 4 Years Plus Bond Index	3.72%

Lehman Brothers Municipal Bond Index	2.89%

Lipper California Municipal Debt Funds Category Average	3.11%

New York Tax Free Bond Fund – Class A Shares	2.20%

Lehman Brothers Municipal Bond Index	2.89%

Lehman Brothers Municipal New York 4 Years Plus Bond Index	3.18%

Lipper New York Municipal Debt Funds Category Average	2.74%

Mid Cap Fund – Class A Shares	1.36%

S&P MidCap 400 Index	3.85%

Lipper Mid-Cap Core Funds Category Average	2.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com.

The 30-Day SEC Yield for Class A, Class B, Class C and Class O for National Tax Free Bond Fund were 3.27%, 2.66%, 2.91% and 3.66%, respectively. Current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, performance would have been 2.70%, 2.03%, 2.30% and 2.84%, respectively.

The 30-Day SEC Yield for Class A, Class B, Class C and Class O for California Tax Free Bond Fund were 2.95%, 2.33%, 2.58% and 3.34%, respectively. Current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, performance would have been 1.40%, 0.54%, 0.54% and –1.12%, respectively.

The 30-Day SEC Yield for Class A, Class B, Class C and Class O for New York Tax Free Bond Fund were 3.09%, 2.47%, 2.72% and 3.47%, respectively. Current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, performance would have been 2.92%, 2.19%, 2.14% and 3.12%, respectively.

All Class A Share returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions. Excluding sales charges for the National Tax Free Bond Fund, Class B shares returned 1.88%, Class C shares returned 2.01% and Class O shares returned 2.38% over the six months ended June 30, 2005. Excluding sales charges for the California Tax Free Bond Fund, Class B shares returned 1.08%, Class C shares returned 1.30% and Class O shares returned 1.72% over the six months ended June 30, 2005. Excluding sales charges for the New York Tax Free Bond Fund, Class B shares returned 1.82%, Class C shares returned 1.86% and Class O shares returned 2.33% over the six months ended June 30, 2005. Excluding sales charges for the Mid Cap Fund, Class B shares returned 1.01%, Class C shares returned 1.01% and Class O shares returned 1.60% over the six months ended June 30, 2005.

Current reimbursements and/or fee waivers for Mid Cap Fund are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, performance would have been lower.

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Salomon Brothers Asset Management Inc. (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Funds.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Funds and the Manager. Therefore, the Funds’ Board of Trustees will be asked to approve a new investment management contract between the Funds and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Funds for their approval.

Subsequently, on August 7, 2005, the Board approved the new investment management contract between the Funds and the Manager.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Funds’ Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Funds and their Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, we appreciate your continued confidence and look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

August 9, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS:

Salomon Brothers National Tax Free Bond Fund: The Fund is a non-diversified mutual fund. This means that the Fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may use derivatives, such as options or futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on the Fund’s performance.

Salomon Brothers California Tax Free Bond Fund: The Fund is non-diversified, which means that it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may use derivatives, such as options or futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on the Fund’s performance.

Salomon Brothers New York Tax Free Bond Fund: The Fund is a non-diversified mutual fund. This means that the Fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may use derivatives, such as options or futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on the Fund’s performance.

Salomon Brothers Mid Cap Fund: Investments in mid-cap stocks may involve a higher degree of risk and volatility than large-cap stocks. Compared to large-cap companies, medium-sized companies are more likely to have more limited product lines, capital resources and management depth, and experience sharper swings in market values. The Fund may use derivatives, such as options or futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on the Fund’s performance.

Please see the Funds’ prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
v	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index whose average market capital-
ization was approximately $4.7 billion as of 6/24/05.
vi	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately
92% of the total market capitalization of the Russell 3000 Index.
vii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately
8% of the total market capitalization of the Russell 3000 Index.
viii	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
ix	The Lehman Brothers Municipal 4 Years Plus Bond Index is a broad measure of the municipal bond market with maturities of at least four years.
x	The Lehman Brothers Municipal California 4 Years Plus Bond Index is a broad measure of the California municipal bond market with maturities of at least four years.
xi	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year.
xii	The Lehman Brothers Municipal NY 4 Years Plus Bond Index is a market value-weighted index of New York fixed-rate investment grade municipal bonds with maturity of at least four years.
xiii	The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation.

Salomon Brothers National Tax Free Bond Fund
Fund at a Glance

(unaudited)

Investment Breakdown

Salomon Brothers National Tax Free Bond Fund
Fund Expenses

(unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class A	2.26%	$1,000.00	$1,022.60	0.75%	$3.76

Class B	1.88	1,000.00	1,018.80	1.50	7.51

Class C	2.01	1,000.00	1,020.10	1.25	6.26

Class O	2.38	1,000.00	1,023.80	0.50	2.51

(1)	For the six months ended June 30, 2005.

(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (CDSC) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver and/or expense reimbursements) are equal to each Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Salomon Brothers National Tax Free Bond Fund
Fund Expenses
(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

		Beginning	Ending	Annualized	Expenses
	Hypothetical	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class A	5.00%	$1,000.00	$1,021.08	0.75%	$3.76

Class B	5.00	1,000.00	1,017.36	1.50	7.50

Class C	5.00	1,000.00	1,018.60	1.25	6.26

Class O	5.00	1,000.00	1,022.32	0.50	2.51

(1)	For the six months ended June 30, 2005.

(2)	Expenses (net of voluntary fee waiver and/or expense reimbursements) are equal to each Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Salomon Brothers California Tax Free Bond Fund
Fund at a Glance

(unaudited)

Investment Breakdown

Salomon Brothers California Tax Free Bond Fund
Fund Expenses

(unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class A	1.46%	$1,000.00	$1,014.60	0.80%	$4.00

Class B	1.08	1,000.00	1,010.80	1.55	7.73

Class C	1.30	1,000.00	1,013.00	1.30	6.49

Class O	1.72	1,000.00	1,017.20	0.55	2.75

(1)	For the six months ended June 30, 2005.

(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver and/or expense reimbursements) are equal to each Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Salomon Brothers California Tax Free Bond Fund
Fund Expenses
(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

		Beginning	Ending	Annualized	Expenses
	Hypothetical	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio(3)	the Period(2)

Class A	5.00%	$1,000.00	$1,020.83	0.80%	$4.01

Class B	5.00	1,000.00	1,017.11	1.55	7.75

Class C	5.00	1,000.00	1,018.35	1.30	6.51

Class O	5.00	1,000.00	1,022.07	0.55	2.76

(1)	For the six months ended June 30, 2005.

(2)	Expenses (net of voluntary fee waiver and/or expense reimbursements) are equal to each Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Salomon Brothers New York Tax Free Bond Fund
Fund at a Glance

(unaudited)

Investment Breakdown

Salomon Brothers New York Tax Free Bond Fund
Fund Expenses

(unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class A	2.20%	$1,000.00	$1,022.00	0.80%	$4.01

Class B	1.82	1,000.00	1,018.20	1.55	7.76

Class C	1.86	1,000.00	1,018.60	1.30	6.51

Class O	2.33	1,000.00	1,023.30	0.55	2.76

(1)	For the six months ended June 30, 2005.

(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver) are equal to each Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Salomon Brothers New York Tax Free Bond Fund
Fund Expenses
(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

		Beginning	Ending	Annualized	Expenses
	Hypothetical	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class A	5.00%	$1,000.00	$1,020.83	0.80%	$4.01

Class B	5.00	1,000.00	1,017.11	1.55	7.75

Class C	5.00	1,000.00	1,018.35	1.30	6.51

Class O	5.00	1,000.00	1,022.07	0.55	2.76

(1)	For the six months ended June 30, 2005.

(2)	Expenses (net of voluntary fee waiver) are equal to each Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Salomon Brothers Mid Cap Fund
Fund at a Glance

(unaudited)

Investment Breakdown

As a Percent of Total Investments
Consumer Discretionary
16.9%
Financials
16.3%
Health Care
14.1%
Industrials
14.0%
Information Technology
11.1%
Energy
7.9%
Utilities
5.6%
Consumer Staples
5.0%
Materials
4.7%
Short-Term Investment
3.6%
Telecommunication Services
0.8%
0.0%
5.0%
10.0%
15.0%
20.0%
June 30, 2005

Salomon Brothers Mid Cap Fund
Fund Expenses

(unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class A	1.36%	$1,000.00	$1,013.60	1.50%	$ 7.49

Class B	1.01	1,000.00	1,010.10	2.25	11.21

Class C	1.01	1,000.00	1,010.10	2.25	11.21

Class O	1.60	1,000.00	1,016.00	1.08	5.40

(1)	For the six months ended June 30, 2005.

(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of voluntary fee waiver) are equal to each Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Salomon Brothers Mid Cap Fund
Fund Expenses
(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

		Beginning	Ending	Annualized	Expenses
	Hypothetical	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class A	5.00%	$1,000.00	$1,017.36	1.50%	$ 7.50

Class B	5.00	1,000.00	1,013.64	2.25	11.23

Class C	5.00	1,000.00	1,013.64	2.25	11.23

Class O	5.00	1,000.00	1,019.44	1.08	5.41

(1)	For the six months ended June 30, 2005.

(2)	Expenses (net of voluntary fee waiver) are equal to each Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedules of Investments

June 30, 2005 (unaudited)

Salomon Brothers National Tax Free Bond Fund

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 88.7%
California — 11.9%
$ 500,000	AAA	California State Department of Water Resources & Power Supply Revenue, Series A,
		MBIA/IBC-Insured, 6.000% due 5/1/15	$578,180
1,000,000	AA-	California State Economic Recovery, GO, Series A, 5.000% due 7/1/17	1,073,110
1,000,000	AAA	Calleguas Las Virgines, CA, Public Financing Authority Revenue, Refunding Bonds,
		Calleguas Municipal Water District, Series B, MBIA-Insured, 5.250% due 7/1/17	1,118,790
450,000	AAA	El Segundo, CA, GO, Refunding Bonds, FGIC-Insured, 5.250% due 9/1/22	497,822
1,250,000	AAA	Huntington Beach, CA, Union High School District GO, Election 2004, FSA-Insured,
		5.000% due 8/1/29	1,334,462
370,000	AAA	Moorpark, CA, GO, USD, Refunding Bonds, FSA-Insured, 5.000% due 8/1/23	399,456

		Total California	5,001,820

Colorado — 5.8%
500,000	BBB+	Colorado Health Facilities Authority Revenue, Poudre Valley Health Care, Series F,
		5.000% due 3/1/25	509,945
1,680,000	Aaa (a)	Summit County, CO, School District Number RE1 Summit, GO, Series B, FSA-Insured,
		5.250% due 12/1/16	1,905,137

		Total Colorado	2,415,082

Florida — 4.1%
		Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
250,000	AAA	Series A, FGIC-Insured, 5.550% due 10/1/13 (b)	274,383
300,000	AAA	Series B, MBIA-Insured, 5.250% due 10/1/17 (b)	326,514
Orlando, FL, Utilities Commission Water & Electricity Revenue, Refunding Bonds, Series C:
630,000	AA	5.250% due 10/1/21	685,616
400,000	AA	5.250% due 10/1/23	433,212

		Total Florida	1,719,725

Illinois — 10.0%
1,250,000	AAA	Chicago, IL, O’Hare International Airport Revenue, Refunding Bonds, Lien A-2, FSA-Insured,
		5.750% due 1/1/19 (b)	1,424,425
250,000	AAA	Cook County, IL, Refunding GO, Series A, MBIA-Insured, 5.625% due 11/15/16	267,095
1,500,000	AAA	Illinois State, GO, First Series, FGIC-Insured, 6.100% due 1/1/20	1,680,435
750,000	Aaa (a)	Will County, IL, GO, Community Consolidated School District Number 30-C, Troy Township,
		Series B, FSA-Insured, 5.250% due 2/1/20	826,005

		Total Illinois	4,197,960

Indiana — 4.7%
250,000	AAA	Indiana Health Facility Financing Authority, Hospital Revenue, Community Hospital Project,
		Series A, AMBAC-Insured, 5.000% due 5/1/35	262,860
1,550,000	AAA	Indiana Transportation Finance Authority Highway Revenue, Series A, FGIC-Insured,
		5.250% due 6/1/29	1,687,810

		Total Indiana	1,950,670

Iowa — 0.2%
70,000	AAA	Iowa Finance Authority Single Family Revenue, Mortgage-Backed Securities Program,
		Series A, FNMA/GNMA-Collateralized, 6.000% due 7/1/13	73,340

Kentucky — 2.8%
750,000	AAA	Kenton County, KY, Airport Board Revenue, Refunding Bonds, Cincinnati/Northern Kentucky,
		Series A, MBIA-Insured, 5.625% due 3/1/15 (b)	826,050
300,000	AAA	Louisville & Jefferson County, KY, Regional Airport Authority, Airport Systems Revenue,
		Series A, FSA-Insured, 5.750% due 7/1/17 (b)	332,943

		Total Kentucky	1,158,993

Massachusetts — 2.0%
260,000	Aaa (a)	Lawrence, MA, GO, State Qualified, MBIA-Insured, 5.250% due 3/15/18	288,982
500,000	AAA	Massachusetts State, GO, Consolidated Loan, Series D, FSA-Insured,
		5.000% due 12/1/19 (c)	553,720

		Total Massachusetts	842,702

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers National Tax Free Bond Fund

Face
Amount	Rating‡	Security	Value

Mississippi — 3.2%
$ 65,000	A(d)	Mississippi Higher Education Student Loan, Subordinated Series C, 6.050% due 9/1/07 (b)	$65,361
1,235,000	AA	Mississippi State, GO, Port Improvement, Series 16, 5.000% due 9/1/17 (b)	1,279,695

		Total Mississippi	1,345,056

New Hampshire — 2.7%
1,000,000	AAA	New Hampshire HEFA Revenue, University Systems of New Hampshire, AMBAC-Insured,
		5.375% due 7/1/20	1,115,260

New Jersey — 4.1%
		New Jersey EDA, Motor Vehicle Surcharges Revenue, Series A, MBIA-Insured:
500,000	AAA	5.250% due 7/1/16	560,820
750,000	AAA	5.250% due 7/1/17	839,400
280,000	AAA	Passaic Valley, NJ, Sewage Commissioners, Sewer System, Series D, AMBAC-Insured,
		5.750% due 12/1/07 (e)	299,732

		Total New Jersey	1,699,952

New Mexico — 1.3%
500,000	AAA	New Mexico Finance Authority State Transportation Revenue, Senior Lien, Series A,
		MBIA-Insured, 5.250% due 6/15/23	550,135

New York — 18.8%
		Metropolitan Transportation Authority, New York Services Contract, Refunding Bonds:
750,000	AAA	GO, Series D, FSA-Insured, 5.000% due 11/1/17	821,273
2,750,000	AAA	Series A, AMBAC-Insured, 5.500% due 11/15/15	3,123,037
		New York City, NY:
500,000	A+	GO, Series A, 5.750% due 8/1/16	562,905
265,000	AAA	Transitional Finance Authority Revenue, Future Tax Secured, Series B,
		6.125% due 11/15/14 (c)	304,981
250,000	AAA	New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities,
		Series A, Call 7/1/10 @ 101, 6.000% due 7/1/14 (c)	287,150
1,750,000	AA	New York State Thruway Authority, State Personal Income Tax Revenue, Series A,
		5.500% due 3/15/20	1,949,377
750,000	AA-	Triborough Bridge & Tunnel Authority Revenues, Refunding Bonds, Series B,
		5.250% due 11/15/16	833,948

		Total New York	7,882,671

North Dakota — 0.3%
120,000	Aa2 (a)	North Dakota State Housing Finance Agency Revenue, Refunding Bonds, Housing Finance Program,
		Home Mortgage, Series A, 6.100% due 7/1/13 (b)	123,049

Oregon — 5.3%
		Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems:
1,000,000	AA	5.250% due 10/1/16	1,123,600
1,000,000	AA	5.250% due 10/1/20	1,099,730

		Total Oregon	2,223,330

Puerto Rico — 0.7%
250,000	AAA	Puerto Rico Commonwealth Infrastructure Financing Authority, Series C, AMBAC-Insured,
		5.500% due 7/1/25	302,817

Texas — 6.1%
60,000	AAA	Austin, TX, Airport Systems Revenue, Series A, 6.500% due 11/15/05 (b)(e)	60,825
1,100,000	AAA	Hidalgo County, TX, GO, Certificates of Obligation, FGIC-Insured, 5.500% due 8/15/16	1,239,557
85,000	AAA	Houston, TX, GO, Refunding Bonds, Public Improvement, FSA-Insured, 5.750% due 3/1/17	94,747
1,000,000	AAA	Keller, TX, GO, ISD, Refunding Bonds, 5.250% due 8/15/22	1,077,780
55,000	AAA	Northside Texas ISD, GO, Refunding Bonds, PSFG, 6.000% due 8/15/16	62,092

		Total Texas	2,535,001

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers National Tax Free Bond Fund

Face
Amount	Rating‡	Security	Value

Washington — 4.7%
$ 750,000	AAA	Energy Northwest Washington Electric Revenue, Refunding Bonds, Columbia Generating Station,
		Series A, FSA-Insured, 5.500% due 7/1/16	$830,040
500,000	AAA	Snohomish County, WA, School District Number 2, Everett, GO, FSA-Insured,
		5.500% due 12/1/16	562,140
500,000	AAA	Tacoma, WA, Electric Systems Revenue, Refunding Bonds, Series A, FSA-Insured,
		5.750% due 1/1/16	561,440

		Total Washington	1,953,620

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $35,997,818)	37,091,183

SHORT-TERM INVESTMENTS(f) — 9.9%
Minnesota — 4.4%
1,850,000	VMIG1(a)	Minnesota State Higher EFA Revenue, St. Olaf College, Series M2, LOC-Harris Trust & Savings Bank,
		2.300% due 7/1/05	1,850,000

Nebraska — 5.5%
2,300,000	VMIG1(a)	Nebraska Educational Financing Authority Revenue, Creighton University Project, AMBAC-Insured,
		2.300% due 7/1/05	2,300,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $4,150,000)	4,150,000

		TOTAL INVESTMENTS — 98.6% (Cost — $40,147,818#)	41,241,183
		Other Assets in Excess of Liabilities — 1.4%	587,738

		TOTAL NET ASSETS — 100.0%	$41,828,921

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Rating by Moody’s Investors Service.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(c)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Rating by Fitch Rating Service.

(e)	Bonds are escrowed to maturity by U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at the period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.

#	Aggregate cost for Federal income tax purposes is substantially the same.
See pages 31 and 32 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC	— American Municipal Bond Assurance Corporation
EDA	— Economic Development Authority
EFA	— Education Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IBC	— Insured Bond Certificates
ISD	— Independent School District
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
PSFG	— Permanent School Fund Guaranty
USD	— Unified School District

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers National Tax Free Bond Fund

Summary of Investments by Industry*	June 30, 2005

General Obligation	35.2%
Transportation	27.6
Education	13.5
Utilities	8.2
Health Care	7.3
Industrial Development	3.4
Water & Sewer	2.7
Miscellaneous	0.9
Public Facilities	0.7
Housing: Single-Family	0.5

100.0%

* As a percentage of total investments. Please note that Fund holdings are subject to change.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers California Tax Free Bond Fund

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 97.0%
General Obligation — 23.2%
$ 150,000	AAA	El Segundo, CA, USD, Refunding Bonds, FGIC-Insured, 5.250% due 9/1/22	$165,941
1,000,000	AAA	Glendale, CA, USD, Series C, FSA-Insured, 5.750% due 9/1/13	1,109,200
250,000	AAA	Moorpark, CA, USD, Refunding Bonds, FSA-Insured, 5.000% due 8/1/23	269,902
575,000	AAA	Pomona, CA, USD, Refunding Bonds, Series A, MBIA-Insured, 6.500% due 8/1/19	681,501
215,000	AAA	Walnut Valley, CA, USD, Refunding Bonds, FSA-Insured, 5.250% due 8/1/18	244,152

		Total General Obligation	2,470,696

Housing: Multi-Family — 9.8%
1,000,000	AAA	California Housing Finance Agency Revenue, MFH III, Series A, MBIA-Insured,
		5.850% due 8/1/17 (a)	1,041,330

Housing: Single-Family — 1.6%
170,000	AA-	California Housing Finance Agency Revenue, Single Family Mortgage Purpose Program,
		Series A-2, Class III, 4.800% due 8/1/12 (a)	174,242

Miscellaneous — 5.8%
300,000	AAA	Puerto Rico Public Finance Corp., Commonwealth Appropriation, Refunding Bonds, Series A,
		FGIC-Insured, LOC-Government Bank for Puerto Rico (Expires 4/12/12), 5.250% due 8/1/31	333,543
250,000	AA	Sacramento County, CA, Sanitation District Financing Authority Revenue, Refunding Bonds,
		Series A, 6.000% due 12/1/14	284,042

		Total Miscellaneous	617,585

Transportation — 22.2%
2,000,000	AAA	Intermodal Container Transfer Facility Joint Powers Authority Revenue, Refunding Bonds,
		Series A, AMBAC-Insured, 5.750% due 11/1/14	2,365,580

Water & Sewer — 34.4%
1,000,000	AAA	Fresno, CA, Sewer Revenue, Series A-1, AMBAC-Insured, 6.250% due 9/1/14	1,210,240
1,500,000	AAA	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Refunding Bonds,
		MBIA/IBC-Insured, 6.250% due 7/1/13	1,810,770
560,000	AA	San Diego County, CA Water Authority Revenue, COP, Refunding Bonds, Series A,
		5.750% due 5/1/12	639,834

		Total Water & Sewer	3,660,844

		TOTAL INVESTMENTS — 97.0% (Cost — $9,390,599#)	10,330,277
		Other Assets in Excess of Liabilities — 3.0%	324,281

		TOTAL NET ASSETS — 100.0%	$10,654,558

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

#	Aggregate cost for Federal income tax purposes is substantially the same. See pages 31 and 32 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC	— American Municipal Bond Assurance Corporation
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Company
FSA	— Financial Security Assurance
IBC	— Insured Bond Certificates
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
USD	— Unified School District

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers New York Tax Free Bond Fund

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 93.4%
Education — 21.6%
		New York State Dormitory Authority Revenue:
$ 3,000,000	AAA	City University of New York, Consolidated Second General Resolution, Series A, AMBAC-Insured,
		5.750% due 7/1/18	$3,540,240
1,000,000	AAA	Columbia University, Series B, 5.375% due 7/1/15	1,125,860
		New York University, Series A, MBIA-Insured:
1,000,000	AAA	5.750% due 7/1/15	1,186,390
6,300,000	AAA	5.750% due 7/1/27	7,817,544
1,500,000	AAA	School District Financing Program, Series A, MBIA-Insured, 5.750% due 10/1/17	1,715,040
		State University:
1,070,000	AAA	Adult Facilities, Series C, FSA-Insured, 5.750% due 5/15/17	1,284,664
2,030,000	AA-	Educational Facilities, Series B, 5.250% due 5/15/13	2,260,344
		New York State Municipal Bond Bank Agency, Special School Purpose Revenue,
		State Aid Withholding, Series C:
1,000,000	A+	5.500% due 6/1/16	1,117,970
1,700,000	A+	5.250% due 12/1/21	1,851,113

		Total Education	21,899,165

Electric — 1.7%
1,500,000	AAA	Long Island Power Authority, New York Electric System Revenue, Series C, MBIA/IBC-Insured,
		5.500% due 9/1/21	1,689,585

General Obligation — 8.6%
2,100,000	Aaa (a)	Erie County, NY, Public Improvement, Series A, FGIC-Insured, 5.000% due 9/1/15	2,299,101
		New York City, NY:
1,000,000	A+	Series A, 5.750% due 8/1/16	1,125,810
		Series B:
1,000,000	A+	5.625% due 12/1/13	1,116,660
2,450,000	A+	5.750% due 8/1/14	2,723,297
1,250,000	AAA	Puerto Rico Commonwealth, Refunding, Public Improvement, Series A, MBIA-Insured,
		5.500% due 7/1/16	1,475,138

		Total General Obligation	8,740,006

Health Care — 5.9%
2,000,000	AAA	Mental Health Services Facilities Improvement, Series D, FGIC-Insured, 5.000% due 2/15/23	2,161,480
825,000	AAA	Municipal Health Facilities Improvement Program, Series 1, FSA-Insured, 5.500% due 1/15/14	914,867
2,500,000	AAA	North Shore University Hospital, MBIA-Insured, 5.500% due 11/1/14	2,907,525

		Total Health Care	5,983,872

Housing: Single-Family — 8.8%
1,645,000	AA	New York City Housing Development Corp., MFH Revenue, Series E, SONYMA-Insured,
		6.100% due 11/1/19	1,766,089
1,965,000	AAA	New York State Housing Finance Agency, State University Construction, Series A, 7.900% due 11/1/06	2,021,906
3,200,000	Aa1 (a)	New York State Mortgage Agency Revenue, Homeower Mortgage, Series 71, 5.350% due 10/1/18 (b)	3,286,944
1,640,000	Aaa (a)	Schenectady, NY, Industrial Development Agency, Civic Facility Revenue, Union College Project,
		Series A, AMBAC-Insured, 5.500% due 7/1/16	1,828,239

		Total Housing: Single-Family	8,903,178

Lease — 5.9%
3,500,000	AAA	Court Facilities Lease, NYC Issue, Non State Supported Debt, Series A, AMBAC-Insured,
		5.500% due 5/15/28	4,228,175
1,500,000	A+	Court Facilities, Series A, 5.500% due 5/15/17	1,724,490

		Total Lease	5,952,665

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers New York Tax Free Bond Fund

Face
Amount	Rating‡	Security	Value

Miscellaneous — 1.2%
$ 1,090,000	Aa3(a)	34th Street Partnership Inc., New York, Refunding, Capital Improvement, 5.000% due 1/1/16	$1,181,168

Sales Tax — 22.4%
		New York City, NY, Transitional Finance Authority Revenue:
		Future Tax Secured:
		Series A:
5,000,000	AAA	5.750% due 2/15/16	5,569,350
580,000	AAA	Unrefunded, 5.750% due 2/15/14	650,279
1,155,000	AAA	Series B, 5.375% due 2/1/15	1,294,166
1,685,000	AAA	Series A, 5.500% due 11/15/17	1,898,388
		New York State Local Assistance Corp., Refunded:
3,000,000	AA	Series C, 5.500% due 4/1/17	3,469,830
2,255,000	AA	Series E, 6.000% due 4/1/14	2,637,177
		Sales Tax Asset Receivable, Corporation New York, Series A, MBIA-Insured:
2,500,000	AAA	5.250% due 10/15/18	2,820,575
4,000,000	AAA	5.000% due 10/15/21	4,395,000

		Total Sales Tax	22,734,765

Transportation — 17.3%
2,500,000	AAA	Metropolitan Transportation Authority, New York Services Contract, Refunding Bonds, Series A,
		AMBAC-Insured, 5.500% due 11/15/15	2,839,125
		Metropolitan Transportation Authority, New York Services Contract:
1,000,000	AAA	Commuter Facilities, Series O, 5.750% due 7/1/13	1,129,130
		Transportation Facilities, Series O:
3,000,000	AAA	5.750% due 7/1/13	3,387,390
1,000,000	AAA	MBIA/IBC-Insured, 5.500% due 7/1/17	1,180,730
		New York State Thruway Authority:
1,000,000	AAA	Highway and Bridge Transportation Fund, Refunded, Series C, AMBAC-Insured, 5.500% due 4/1/15	1,125,420
1,100,000	AA-	Service Contract Revenue, Local Highway and Bridge, 5.500% due 4/1/14	1,230,240
4,575,000	AA-	Unrefunded Balance, Series E, 5.250% due 1/1/13	4,875,943
1,500,000	AAA	Puerto Rico Commonwealth, Highway & Transportation Authority, Highway Revenue, Series G,
		FGIC-Insured, 5.250% due 7/1/16	1,683,720

		Total Transportation	17,451,698

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $89,049,538)	94,536,102

SHORT-TERM INVESTMENTS (c) — 5.4%
General Obligation — 1.4%
1,400,000	VMIG1 (a)	New York City, NY, Series B, Subseries B6, MBIA-Insured, 2.180% due 7/1/05	1,400,000

Industrial Development — 2.7%
2,800,000	A-1+	Nassau County, NY, Industrial Development Agency, Civic Facilities Revenue, Refunding and
		Improvement, Cold Spring Harbor, SPA-Morgan Guarantee Trust, 2.260% due 7/5/05	2,800,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)
Salomon Brothers New York Tax Free Bond Fund

Face
Amount	Rating‡	Security	Value

Water & Sewer — 1.3%
$1,300,000	VMIG1 (a)	New York, NY, City Municipal Water Finance Authority, Water and Sewer System Revenue, Series F,
		Subseries F2, Bayerische Landesbank-Insured, 2.250% due 7/6/05	$1,300,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $5,500,000)	5,500,000

		TOTAL INVESTMENTS — 98.8% (Cost — $94,549,538#)	100,036,102
		Other Assets in Excess of Liabilities — 1.2%	1,235,102

		TOTAL NET ASSETS — 100.0%	$101,271,204

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Rating by Moody’s Investors Service, Inc.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(c)	Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at the period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.

#	Aggregate cost for Federal income tax purposes is substantially the same.
See pages 31 and 32 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC	— American Municipal Bond Assurance Corporation
FGIC	— Financial Guaranty Insurance Company
FSA	— Financial Security Assurance
IBC	— Insured Bond Certificates
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
SPA	— Standby Bond Purchase Agreement
SONYMA	— State of New York Mortgage Association

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Mid Cap Fund

Shares	Security	Value

COMMON STOCK — 96.5%
CONSUMER DISCRETIONARY — 16.9%
Auto Components — 1.0%
4,125	BorgWarner, Inc.	$221,389

Diversified Consumer Services — 0.9%
6,100	Education Management Corp. *	205,753

Hotels, Restaurants & Leisure — 4.0%
2,280	GTECH Holdings Corp.	66,667
5,525	Landry’s Restaurants, Inc.	166,247
8,105	Outback Steakhouse, Inc.	366,670
4,125	Station Casinos, Inc.	273,900

		873,484

Household Durables — 1.9%
1,933	Mohawk Industries, Inc. *	159,472
3,500	Ryland Group, Inc.	265,545

		425,017

Media — 2.7%
5,325	Entercom Communications Corp. *	177,269
6,300	Lamar Advertising Co., Class A Shares *	269,451
180	Washington Post Co., Class B Shares	150,306

		597,026

Multi-line Retail — 1.3%
1,275	Neiman-Marcus Group, Inc., Class A Shares	123,573
8,675	Saks, Inc. *	164,565

		288,138

Specialty Retail — 4.3%
16,950	AnnTaylor Stores Corp. *	411,546
5,900	Chico’s FAS, Inc. *	202,252
4,650	O’Reilly Automotive, Inc. *	138,617
6,450	PETsMART, Inc.	195,757

		948,172

Textiles, Apparel & Luxury Goods — 0.8%
3,450	Columbia Sportswear Co. *	170,395

	TOTAL CONSUMER DISCRETIONARY	3,729,374

CONSUMER STAPLES — 5.0%
Food Products — 2.1%
10,860	Hormel Foods Corp.	318,524
3,350	J.M. Smucker Co.	157,249

		475,773

Household Products — 2.2%
13,200	Church & Dwight Co., Inc.	477,840

Personal Products — 0.7%
3,725	Chattem, Inc. *	154,215

	TOTAL CONSUMER STAPLES	1,107,828

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Mid Cap Fund

Shares	Security	Value

ENERGY — 7.9%
Energy Equipment & Services — 6.3%
10,500	Core Laboratories NV *	$281,610
12,600	Patterson-UTI Energy, Inc.	350,658
6,600	Precision Drilling Corp. *	260,568
9,800	Rowan Cos, Inc.*	291,158
3,200	Smith International, Inc.*	203,840

		1,387,834

Oil, Gas & Consumable Fuels — 1.6%
6,800	Murphy Oil Corp.	355,164

	TOTAL ENERGY	1,742,998

FINANCIALS — 16.4%
Commercial Banks — 4.4%
2,025	City National Corp.	145,213
3,452	Commerce Bancshares, Inc.	174,015
6,085	Compass Bancshares, Inc.	273,825
5,125	CVB Financial Corp.	100,860
3,250	Independence Community Bank Corp.	120,022
4,650	Popular, Inc.	117,134
881	Toronto-Dominion Bank	39,301

		970,370

Diversified Financials — 3.1%
6,600	Legg Mason, Inc.	687,126

Insurance — 6.8%
15,000	Assurant, Inc.	541,500
4,600	Max Re Capital Ltd.	105,340
3,375	Philadelphia Consolidated Holding Corp. *	286,065
5,200	Platinum Underwriters Holdings Ltd.	165,464
7,225	Scottish Re Group Ltd.	175,134
1,350	StanCorp Financial Group, Inc.	103,383
180	White Mountains Insurance Group Ltd.	113,562

		1,490,448

Real Estate — 2.1%
4,750	Developers Diversified Realty Corp.	218,310
3,550	Mack-Cali Realty Corp.	160,815
2,400	Prentiss Properties Trust	87,456

		466,581

	TOTAL FINANCIALS	3,614,525

HEALTH CARE — 14.1%
Biotechnology — 0.9%
9,550	Protein Design Labs, Inc. *	193,006

Health Care Equipment & Supplies — 8.7%
1,450	C.R. Bard, Inc.	96,440
4,650	DENTSPLY International, Inc.	251,100
16,000	DJ Orthopedics, Inc. *	438,880
5,475	Edwards Lifesciences Corp. *	235,534
5,925	Fisher Scientific International, Inc. *	384,532
9,800	Respironics, Inc. *	353,878
6,275	STERIS Corp.*	161,707

		1,922,071

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Mid Cap Fund

Shares	Security	Value

Health Care Providers & Services — 1.0%
3,550	Apria Healthcare Group, Inc. *	$122,972
2,800	Community Health Systems, Inc. *	105,812

		228,784

Pharmaceuticals — 3.5%
3,128	Barr Pharmaceuticals, Inc. *	152,459
10,525	Medicis Pharmaceutical Corp., Class A Shares	333,958
4,700	Sepracor, Inc. *	282,047

		768,464

	TOTAL HEALTH CARE	3,112,325

INDUSTRIALS — 14.0%
Aerospace & Defense — 1.1%
3,508	Alliant Techsystems, Inc. *	247,665

Airlines — 0.9%
9,575	JetBlue Airways Corp. *	195,713

Commercial Services & Supplies — 3.6%
4,325	ARAMARK Corp., Class B Shares	114,180
2,325	ChoicePoint, Inc. *	93,116
1,650	HNI Corp.	84,398
4,325	Manpower, Inc.	172,049
9,400	Robert Half International, Inc.	234,718
3,000	RR Donnelley & Sons Co.	103,530

		801,991

Construction & Engineering — 1.3%
10,100	Granite Construction, Inc.	283,810

Industrial Conglomerates — 2.2%
7,245	Carlisle Cos., Inc.	497,224

Machinery — 3.5%
5,575	Actuant Corp., Class A Shares *	267,265
2,250	Oshkosh Truck Corp.	176,130
4,425	Tecumseh Products Co., Class A Shares	121,422
9,000	Timken Co.	207,900

		772,717

Road & Rail — 1.4%
15,475	Werner Enterprises, Inc.	303,929

	TOTAL INDUSTRIALS	3,103,049

INFORMATION TECHNOLOGY — 11.1%
Communications Equipment — 1.1%
15,425	Carrier Access Corp. *	74,349
1,525	Plantronics, Inc.	55,449
6,100	Tekelec *	102,480

		232,278

Computers & Peripherals — 0.7%
3,225	Diebold, Inc.	145,480

Electronic Equipment & Instruments — 1.4%
12,700	Aeroflex, Inc. *	106,680
5,225	Amphenol Corp., Class A Shares	209,888

		316,568

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Mid Cap Fund

Shares	Security	Value

IT Services — 2.5%
11,900	DST Systems, Inc. *	$556,920

Semiconductors & Semiconductor Equipment — 2.6%
3,400	Lam Research Corp. *	98,396
17,050	LSI Logic Corp. *	144,754
7,525	National Semiconductor Corp.	165,776
7,000	Novellus Systems, Inc. *	172,970

		581,896

Software — 2.8%
15,300	Parametric Technology Corp. *	97,614
7,150	Quest Software, Inc. *	97,455
63,560	TIBCO Software, Inc. *	415,682

		610,751

	TOTAL INFORMATION TECHNOLOGY	2,443,893

MATERIALS — 4.7%
Chemicals — 2.2%
3,450	FMC Corp. *	193,683
7,125	Lubrizol Corp.	299,321

		493,004

Construction Materials — 1.3%
5,290	Rinker Group Ltd., ADR	280,846

Containers & Packaging — 1.2%
4,225	AptarGroup, Inc.	214,630
1,675	Sonoco Products Co.	44,388

		259,018

	TOTAL MATERIALS	1,032,868

TELECOMMUNICATION SERVICES — 0.8%
Wireless Telecommunication Services — 0.8%
2,325	Telephone & Data Systems, Inc.	94,883
2,325	Telephone & Data Systems, Inc., Special Shares	89,141

	TOTAL TELECOMMUNICATION SERVICES	184,024

UTILITIES — 5.6%
Electric Utilities — 0.5%
4,900	Westar Energy, Inc.	117,747

Multi-Utilities — 5.1%
8,100	Sempra Energy	334,611
5,575	SCANA Corp.	238,108
6,300	Southwestern Energy Co. *	295,974
6,700	Wisconsin Energy Corp.	261,300

		1,129,993

	TOTAL UTILITIES	1,247,740

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $16,437,992)	21,318,624

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Salomon Brothers Mid Cap Fund

Face
Amount	Security	Value

SHORT-TERM INVESTMENT — 3.6%
Repurchase Agreement — 3.6%
$ 798,000	Interest in $599,362,000 joint tri-party repurchase agreement dated 6/30/05 with Merrill Lynch & Co., Inc.,
	3.350% due 7/1/05; Proceeds at maturity — $798,074; (Fully collateralized by various U.S. Treasury obligations
	and U.S. government agency obligations, 0.000% to 4.625% due 6/16/06 to 1/13/33; Market value — $813,961)
	(Cost — $798,000)	$798,000

	TOTAL INVESTMENTS — 100.1% (Cost — $17,235,992#)	22,116,624
	Liabilities in Excess of Other Assets — (0.1)%	(22,957)

	TOTAL NET ASSETS — 100.0%	$22,093,667

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR — American Depositary Receipt

See Notes to Financial Statements.

Bond Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A		Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Ce,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in
“Aaa” securities.

A		Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B		Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Bond Ratings

(unaudited) (continued)

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

Fitch Rating Service (“Fitch”) — Ratings from “AAA” to “CC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA		Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC
and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings

(unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Statements of Assets and Liabilities

June 30, 2005 (unaudited)

		Salomon Brothers

	National	California	New York	Mid
	Tax Free	Tax Free	Tax Free	Cap
	Bond Fund	Bond Fund	Bond Fund	Fund

ASSETS:
Investments, at cost	$40,147,818	$9,390,599	$94,549,538	$17,235,992

Investments, at value	$41,241,183	$10,330,277	$100,036,102	$22,116,624
Cash	99,642	196,735	283,342	957
Dividends and interest receivable	558,796	167,897	1,479,763	20,620
Receivable for Fund shares sold	801	187	949	298
Receivable from manager	411	389	—	—
Prepaid expenses	30,915	29,313	36,222	23,478

Total Assets	41,931,748	10,724,798	101,836,378	22,161,977

LIABILITIES:
Payable for Fund shares repurchased	28,564	3,878	396,782	87
Dividends payable	11,764	1,314	8,067	—
Distribution fees payable	10,475	2,279	21,099	1,375
Transfer agent fees payable	9,897	6,668	13,144	10,018
Trustees’ fees payable	902	135	1,642	1,459
Management fees payable	—	—	26,408	7,239
Accrued expenses	41,225	55,966	98,032	48,132

Total Liabilities	102,827	70,240	565,174	68,310

Total Net Assets	$41,828,921	$10,654,558	$101,271,204	$22,093,667

NET ASSETS:
Par value (Note 6)	—	—	—	$1,126
Paid-in capital in excess of par value	$44,923,849	$12,560,926	$99,993,613	16,591,630
Accumulated net investment loss	—	—	—	(19,209)
Accumulated net realized gain (loss) on investments and
foreign currency transactions	(4,188,293)	(2,846,046)	(4,208,973)	639,482
Net unrealized appreciation on investments and foreign currencies	1,093,365	939,678	5,486,564	4,880,638

Total Net Assets	$41,828,921	$10,654,558	$101,271,204	$22,093,667

Shares Outstanding:
Class A	3,176,510	989,567	8,424,303	153,544

Class B	210,502	12,694	26,982	17,107

Class C	109,674	4,267	5,157	16,041

Class O	13,604	205	4,801	938,983

Net Asset Value:
Class A (and redemption price)	$11.91	$10.58	$11.97	$19.41

Class B (and offering price)*	$11.93	$10.59	$11.97	$18.94

Class C (and offering price)*	$11.93	$10.59	$11.94	$19.01

Class O (offering price and redemption price)	$11.93	$10.59	$11.96	$19.69

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charges of 4.00%, 4.00%,
4.00% and 5.75%, respectively)	$12.41	$11.02	$12.47	$20.59

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended June 30, 2005 (unaudited)

		Salomon Brothers

	National	California	New York	Mid
	Tax Free	Tax Free	Tax Free	Cap
	Bond Fund	Bond Fund	Bond Fund	Fund

INVESTMENT INCOME:
Interest	$865,578	$251,517	$2,216,502	$7,605
Dividends	—	—	—	102,968
Less: Foreign taxes withheld	—	—	—	(252)

Total Investment Income	865,578	251,517	2,216,502	110,321

EXPENSES:
Management fees (Note 2)	101,959	26,895	254,449	83,829
Distribution fees (Notes 2 and 4)	64,342	14,032	128,447	6,127
Custody	26,041	31,376	27,672	19,926
Shareholder reports (Note 4)	22,300	11,502	13,915	11,860
Transfer agent fees (Note 4)	21,281	2,009	20,106	4,054
Registration fees	20,651	17,310	21,653	21,695
Audit and tax fees	11,528	14,341	14,388	7,490
Legal fees	7,284	13,410	18,001	11,572
Insurance	1,124	302	2,284	208
Trustees’ fees (Note 2)	660	421	630	367
Miscellaneous expenses	2,050	2,413	41	2,305

Total Expenses	279,220	134,011	501,586	169,433
Less: Management fee waivers and expense reimbursements (Note 2)	(112,920)	(90,395)	(93,249)	(39,903)

Net Expenses	166,300	43,616	408,337	129,530

Net Investment Income (Loss)	699,278	207,901	1,808,165	(19,209)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	1,290,060	94,401	1,667,639	232,390
Foreign currency transactions	—	—	—	(12)

Net Realized Gain	1,290,060	94,401	1,667,639	232,378

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(1,076,842)	(141,422)	(1,304,559)	120,175
Foreign currencies	—	—	—	6

Change in Net Unrealized Appreciation/Depreciation	(1,076,842)	(141,422)	(1,304,559)	120,181

Net Gain (Loss) on Investments and Foreign Currency Transactions	213,218	(47,021)	363,080	352,559

Increase in Net Assets From Operations	$912,496	$160,880	$2,171,245	$333,350

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

	Salomon Brothers
	National Tax Free
	Bond Fund

	2005	2004

OPERATIONS:
Net investment income	$699,278	$1,641,800
Net realized gain	1,290,060	1,905,407
Change in net unrealized appreciation/depreciation	(1,076,842)	(2,200,438)

Increase in Net Assets From Operations	912,496	1,346,769

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(699,278)	(1,641,800)

Decrease in Net Assets From Distributions to Shareholders	(699,278)	(1,641,800)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	2,832,671	5,247,209
Reinvestment of distributions	637,010	1,515,194
Cost of shares repurchased	(3,839,906)	(13,101,406)

Decrease in Net Assets From Fund Share Transactions	(370,225)	(6,339,003)

Decrease in Net Assets	(157,007)	(6,634,034)
NET ASSETS:
Beginning of period	41,985,928	48,619,962

End of period	$41,828,921	$41,985,928

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

	Salomon Brothers
	California Tax Free
	Bond Fund

	2005	2004

OPERATIONS:
Net investment income	$207,901	$452,685
Net realized gain	94,401	177,941
Change in net unrealized appreciation/depreciation	(141,422)	(291,413)

Increase in Net Assets From Operations	160,880	339,213

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(207,901)	(452,685)

Decrease in Net Assets From Distributions to Shareholders	(207,901)	(452,685)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	16,764	103,073
Reinvestment of distributions	205,194	342,606
Cost of shares repurchased	(928,311)	(2,139,861)

Decrease in Net Assets From Fund Share Transactions	(706,353)	(1,694,182)

Decrease in Net Assets	(753,374)	(1,807,654)
NET ASSETS:
Beginning of period	11,407,932	13,215,586

End of period	$10,654,558	$11,407,932

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

	Salomon Brothers
	New York Tax Free
	Bond Fund

	2005	2004

OPERATIONS:
Net investment income	$1,808,165	$4,090,455
Net realized gain	1,667,639	3,220,509
Change in net unrealized appreciation/depreciation	(1,304,559)	(3,957,020)

Increase in Net Assets From Operations	2,171,245	3,353,944

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(1,808,165)	(4,090,455)

Decrease in Net Assets From Distributions to Shareholders	(1,808,165)	(4,090,455)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	758,293	1,011,044
Reinvestment of distributions	1,787,729	4,043,985
Cost of shares repurchased	(6,283,637)	(17,747,024)

Decrease in Net Assets From Fund Share Transactions	(3,737,615)	(12,691,995)

Decrease in Net Assets	(3,374,535)	(13,428,506)
NET ASSETS:
Beginning of period	104,645,739	118,074,245

End of period	$101,271,204	$104,645,739

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

	Salomon Brothers
	Mid Cap
	Fund

	2005	2004

OPERATIONS:
Net investment loss	$(19,209)	$(55,263)
Net realized gain	232,378	2,301,990
Change in net unrealized appreciation/depreciation	120,181	546,408

Increase in Net Assets From Operations	333,350	2,793,135

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	3,064,936	2,003,952
Cost of shares repurchased	(4,008,346)	(2,974,409)

Decrease in Net Assets From Fund Share Transactions	(943,410)	(970,457)

Increase (Decrease) in Net Assets	(610,060)	1,822,678
NET ASSETS:
Beginning of period	22,703,727	20,881,049

End of period*	$22,093,667	$22,703,727

* Includes accumulated net investment loss of:	$(19,209)	$—

See Notes to Financial Statements.

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers National Tax Free Bond Fund

	Class A Shares

	2005	(1)(2)	2004 (2)	2003 (2)	2002 (2)	2001	2000

Net Asset Value, Beginning of Period	$11.85		$11.91	$11.79	$11.13	$11.26	$10.54

Income (Loss) From Operations:
Net investment income	0.20		0.44	0.46	0.48	0.50	0.51
Net realized and unrealized gain (loss)	0.06		(0.06)	0.13	0.66	(0.12)	0.73

Total Income From Operations	0.26		0.38	0.59	1.14	0.38	1.24

Less Distributions From:
Net investment income	(0.20)		(0.44)	(0.47)	(0.48)	(0.51)	(0.52)

Total Distributions	(0.20)		(0.44)	(0.47)	(0.48)	(0.51)	(0.52)

Net Asset Value, End of Period	$11.91		$11.85	$11.91	$11.79	$11.13	$11.26

Total Return(3)	2.26%		3.28%	5.07%	10.41%	3.39%	12.10%
Net Assets, End of Period (000s)	$37,848		$37,343	$42,210	$50,325	$62,440	$72,875
Ratios to Average Net Assets:
Gross expenses	1.30	%(4)	1.26%	1.10%	1.18%	1.52%	1.32%
Net expenses(5)(6)	0.75	(4)	0.75	0.75	0.76	0.80	0.80
Net expenses after fees paid indirectly	N/A		N/A	N/A	N/A	0.80 (7)	0.80 (7)
Net investment income	3.49	(4)	3.73	3.92	4.22	4.28	4.67
Portfolio Turnover Rate	24%		41%	42%	12%	15%	46%

(1)	For the six months ended June 30, 2005 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods less than one year are not annualized.

(4)	Annualized.

(5)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

(6)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.75%. Prior to January 30, 2002, the expense limitation was 0.80%.

(7)	Reflects the expense offset arrangements with its service providers.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers National Tax Free Bond Fund

	Class B Shares(1)

	2005	(2)	2004	2003	2002	2001	(3)

Net Asset Value, Beginning of Period	$11.87		$11.93	$11.80	$11.14	$11.46

Income (Loss) From Operations:
Net investment income	0.16		0.35	0.37	0.40	0.07
Net realized and unrealized gain (loss)	0.06		(0.06)	0.13	0.65	(0.31)

Total Income (Loss) From Operations	0.22		0.29	0.50	1.05	(0.24)

Less Distributions From:
Net investment income	(0.16)		(0.35)	(0.37)	(0.39)	(0.08)

Total Distributions	(0.16)		(0.35)	(0.37)	(0.39)	(0.08)

Net Asset Value, End of Period	$11.93		$11.87	$11.93	$11.80	$11.14

Total Return(4)	1.88%		2.51%	4.35%	9.59%	(2.09)%
Net Assets, End of Period (000s)	$2,511		$2,944	$4,330	$4,839	$4,599
Ratios to Average Net Assets:
Gross expenses	2.06	%(5)	2.01%	1.85%	1.91%	2.22	%(5)
Net expenses(6)(7)	1.50	(5)	1.50	1.50	1.49	1.53	(5)
Net expenses after fees paid directly	N/A		N/A	N/A	N/A	1.53	(5)(8)
Net investment income	2.76	(5)	2.98	3.16	3.43	3.55	(5)
Portfolio Turnover Rate	24%		41%	42%	12%	15%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2005 (unaudited).

(3)	For the period October 12, 2001 (inception date) to December 31, 2001.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

(7)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.50%.

(8)	Reflects the expense offset arrangements with its service providers.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers National Tax Free Bond Fund

	Class C Shares(1)(2)

	2005	(3)	2004	2003	2002	2001	(4)

Net Asset Value, Beginning of Period	$11.87		$11.92	$11.80	$11.13	$11.42

Income (Loss) From Operations:
Net investment income	0.18		0.38	0.40	0.43	0.05
Net realized and unrealized gain (loss)	0.06		(0.05)	0.12	0.66	(0.28)

Total Income (Loss) From Operations	0.24		0.33	0.52	1.09	(0.23)

Less Distributions From:
Net investment income	(0.18)		(0.38)	(0.40)	(0.42)	(0.06)

Total Distributions	(0.18)		(0.38)	(0.40)	(0.42)	(0.06)

Net Asset Value, End of Period	$11.93		$11.87	$11.92	$11.80	$11.13

Total Return(5)	2.01%		2.85%	4.53%	9.96%	(2.10)%
Net Assets, End of Period (000s)	$1,308		$1,539	$1,923	$1,763	$1,314
Ratios to Average Net Assets:
Gross expenses	1.80	%(6)	1.76%	1.60%	1.67%	1.94	%(6)
Net expenses(7)(8)	1.25	(6)	1.25	1.25	1.25	1.25	(6)
Net expenses after fees paid directly	N/A		N/A	N/A	N/A	1.25	(6)(9)
Net investment income	3.02	(6)	3.22	3.41	3.69	3.73	(6)
Portfolio Turnover Rate	24%		41%	42%	12%	15%

(1)	On April 29, 2004, Class 2 shares were renamed Class C shares.

(2)	Per share amounts have been calculated using the average shares method.

(3)	For the six months ended June 30, 2005 (unaudited).

(4)	For the period November 19, 2001 (inception date) to December 31, 2001.

(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods less than one year are not annualized.

(6)	Annualized.

(7)	The investment manager voluntarily waived a portion of its fee and/or reimbursed expenses.

(8)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.

(9)	Reflects the expense offset arrangements with its service providers.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers National Tax Free Bond Fund

	Class O Shares(1)

	2005	(2)	2004	2003	2002	2001	(3)

Net Asset Value, Beginning of Period	$11.87		$11.93	$11.79	$11.13	$11.42

Income (Loss) From Operations:
Net investment income	0.22		0.47	0.49	0.50	0.06
Net realized and unrealized gain (loss)	0.06		(0.06)	0.14	0.67	(0.29)

Total Income (Loss) From Operations	0.28		0.41	0.63	1.17	(0.23)

Less Distributions From:
Net investment income	(0.22)		(0.47)	(0.49)	(0.51)	(0.06)

Total Distributions	(0.22)		(0.47)	(0.49)	(0.51)	(0.06)

Net Asset Value, End of Period	$11.93		$11.87	$11.93	$11.79	$11.13

Total Return(4)	2.38%		3.54%	5.48%	10.69%	(2.01)%
Net Assets, End of Period (000s)	$162		$160	$157	$216	$362
Ratios to Average Net Assets:
Gross expenses	1.16	%(5)	1.01%	0.85%	0.91%	1.19	%(5)
Net expenses(6)(7)	0.50	(5)	0.50	0.50	0.50	0.50	(5)
Net expenses after fees paid directly	N/A		N/A	N/A	N/A	0.50	(5)(8)
Net investment income	3.74	(5)	3.97	4.18	4.39	4.48	(5)
Portfolio Turnover Rate	24%		41%	42%	12%	15%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2005 (unaudited).

(3)	For the period November 19, 2001 (inception date) to December 31, 2001.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	The investment manager voluntarily waived a portion of its fee and/or reimbursed expenses.

(7)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.50%.

(8)	Reflects the expense offset arrangements with its service providers.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers California Tax Free Bond Fund

	Class A Shares

	2005	(1)(2)	2004 (2)	2003 (2)	2002 (2)	2001	2000

Net Asset Value, Beginning of Period	$10.63		$10.70	$10.63	$10.17	$10.31	$9.43

Income (Loss) From Operations:
Net investment income	0.20		0.40	0.39	0.39	0.43	0.44
Net realized and unrealized gain (loss)	(0.05)		(0.07)	0.07	0.46	(0.14)	0.88

Total Income From Operations	0.15		0.33	0.46	0.85	0.29	1.32

Less Distributions From:
Net investment income	(0.20)		(0.40)	(0.39)	(0.39)	(0.43)	(0.44)

Total Distributions	(0.20)		(0.40)	(0.39)	(0.39)	(0.43)	(0.44)

Net Asset Value, End of Period	$10.58		$10.63	$10.70	$10.63	$10.17	$10.31

Total Return(3)	1.46%		3.19%	4.40%	8.47%	2.83%	14.33%
Net Assets, End of Period (000s)	$10,473		$11,242	$13,009	$15,280	$16,332	$20,748
Ratios to Average Net Assets:
Gross expenses	2.48	%(4)	1.97%	1.40%	2.05%	2.43%	1.82%
Net expenses(5)(6)	0.80	(4)	0.80	0.80	0.80	0.80	0.80
Net expenses after fees paid indirectly	N/A		N/A	N/A	N/A	0.81 (7)	0.81 (7)
Net investment income	3.88	(4)	3.80	3.64	3.71	4.04	4.52
Portfolio Turnover Rate	10%		5%	0%	9%	8%	58%

(1)	For the six months ended June 30, 2005 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods less than one year are not annualized.

(4)	Annualized.

(5)	The investment manager voluntarily waived a portion of its fee and/or reimbursed expenses.

(6)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.

(7)	Reflects the expense offset arrangements with its service providers.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers California Tax Free Bond Fund

	Class B Shares(1)

	2005	(2)	2004	2003	2002	2001	(3)

Net Asset Value, Beginning of Period	$10.64		$10.71	$10.63	$10.18	$10.51

Income (Loss) From Operations:
Net investment income	0.16		0.32	0.31	0.30	0.07
Net realized and unrealized gain (loss)	(0.05)		(0.07)	0.08	0.46	(0.32)

Total Income (Loss) From Operations	0.11		0.25	0.39	0.76	(0.25)

Less Distributions From:
Net investment income	(0.16)		(0.32)	(0.31)	(0.31)	(0.08)

Total Distributions	(0.16)		(0.32)	(0.31)	(0.31)	(0.08)

Net Asset Value, End of Period	$10.59		$10.64	$10.71	$10.63	$10.18

Total Return(4)	1.08%		2.42%	3.70%	7.66%	(2.39)%
Net Assets, End of Period (000s)	$135		$127	$178	$247	$52
Ratios to Average Net Assets:
Gross expenses	3.32	%(5)	2.70%	2.11%	2.76%	3.19	%(5)
Net expenses(6)(7)	1.55	(5)	1.55	1.55	1.53	1.56	(5)
Net expenses after fees paid indirectly	N/A		N/A	N/A	N/A	1.57	(5)(8)
Net investment income	3.11	(5)	3.04	2.86	2.88	3.23	(5)
Portfolio Turnover Rate	10%		5%	0%	9%	8%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2005 (unaudited).

(3)	For the period October 5, 2001 (inception date) to December 31, 2001.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	The investment manager voluntarily waived a portion of its fee and/or reimbursed expenses.

(7)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.

(8)	Reflects the expense offset arrangements with its service providers.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers California Tax Free Bond Fund

	Class C Shares(1)(2)

	2005	(3)	2004	2003	2002	(4)

Net Asset Value, Beginning of Period	$10.63		$10.70	$10.63	$10.76

Income (Loss) From Operations:
Net investment income	0.18		0.35	0.33	0.10
Net realized and unrealized gain (loss)	(0.04)		(0.07)	0.07	(0.13)

Total Income (Loss) From Operations	0.14		0.28	0.40	(0.03)

Less Distributions From:
Net investment income	(0.18)		(0.35)	(0.33)	(0.10)

Total Distributions	(0.18)		(0.35)	(0.33)	(0.10)

Net Asset Value, End of Period	$10.59		$10.63	$10.70	$10.63

Total Return(5)	1.30%		2.67%	3.87%	(0.28)%
Net Assets, End of Period (000s)	$45		$37	$27	$26
Ratios to Average Net Assets:
Gross expenses	3.34	%(6)	2.60%	1.89%	2.51	%(6)
Net expenses(7)(8)	1.30	(6)	1.29	1.30	1.30	(6)
Net investment income	3.37	(6)	3.27	3.14	3.07	(6)
Portfolio Turnover Rate	10%		5%	0%	9%

(1)	On April 29, 2004, Class 2 shares were renamed Class C shares.

(2)	Per share amounts have been calculated using the average shares method.

(3)	For the six months ended June 30, 2005 (unaudited).

(4)	For the period September 9, 2002 (inception date) to December 31, 2002.

(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods less than one year are not annualized.

(6)	Annualized.

(7)	The investment manager voluntarily waived a portion of its fee and/or reimbursed expenses.

(8)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.30%.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers California Tax Free Bond Fund

	Class O Shares(1)

	2005	(2)	2004	2003	2002	(3)

Net Asset Value, Beginning of Period	$10.63		$10.71	$10.63	$10.81

Income (Loss) From Operations:
Net investment income	0.22		0.43	0.42	0.09
Net realized and unrealized gain (loss)	(0.04)		(0.08)	0.08	(0.18)

Total Income (Loss) From Operations	0.18		0.35	0.50	(0.09)

Less Distributions From:
Net investment income	(0.22)		(0.43)	(0.42)	(0.09)

Total Distributions	(0.22)		(0.43)	(0.42)	(0.09)

Net Asset Value, End of Period	$10.59		$10.63	$10.71	$10.63

Total Return(4)	1.72%		3.35%	4.76%	(0.79)%
Net Assets, End of Period (000s)	$2		$2	$2	$2
Ratios to Average Net Assets:
Gross expenses	4.82	%(5)	1.73%	1.06%	1.70	%(5)
Net expenses(6)(7)	0.55	(5)	0.53	0.45	0.47	(5)
Net investment income	4.50	(5)	4.03	3.94	3.94	(5)
Portfolio Turnover Rate	10%		5%	0%	9%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2005 (unaudited).

(3)	For the period October 8, 2002 (inception date) to December 31, 2002.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	The investment manager voluntarily waived a portion of its fee and/or reimbursed expenses.

(7)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.55%.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers New York Tax Free Bond Fund

	Class A Shares

	2005	(1)(2)	2004 (2)	2003 (2)	2002 (2)	2001	2000

Net Asset Value, Beginning of Period	$11.92		$11.99	$11.91	$11.26	$11.44	$10.79

Income (Loss) From Operations:
Net investment income	0.21		0.44	0.47	0.49	0.54	0.60
Net realized and unrealized gain (loss)	0.05		(0.07)	0.08	0.65	(0.16)	0.61

Total Income From Operations	0.26		0.37	0.55	1.14	0.38	1.21

Less Distributions From:
Net investment income	(0.21)		(0.44)	(0.47)	(0.49)	(0.56)	(0.56)

Total Distributions	(0.21)		(0.44)	(0.47)	(0.49)	(0.56)	(0.56)

Net Asset Value, End of Period	$11.97		$11.92	$11.99	$11.91	$11.26	$11.44

Total Return(3)	2.20%		3.17%	4.77%	10.25%	3.32%	11.54%
Net Assets, End of Period (000s)	$100,829		$104,260	$116,982	$127,482	$140,416	$172,420
Ratios to Average Net Assets:
Gross expenses	0.98	%(4)	0.96%	0.96%	1.00%	1.21%	1.16%
Net expenses(5)(6)	0.80	(4)	0.80	0.80	0.80	0.80	0.80
Net investment income	3.56	(4)	3.72	3.95	4.19	4.53	4.81
Portfolio Turnover Rate	24%		21%	12%	13%	16%	15%

(1)	For the six months ended June 30, 2005 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods less than one year are not annualized.

(4)	Annualized.

(5)	The investment manager voluntarily waived a portion of its fee and/or reimbursed expenses.

(6)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers New York Tax Free Bond Fund

	Class B Shares(1)

	2005	(2)	2004	2003	2002	2001	(3)

Net Asset Value, Beginning of Period	$11.92		$11.99	$11.91	$11.26	$11.53

Income (Loss) From Operations:
Net investment income	0.16		0.35	0.38	0.32	0.04
Net realized and unrealized gain (loss)	0.05		(0.07)	0.08	0.73	(0.26)

Total Income (Loss) From Operations	0.21		0.28	0.46	1.05	(0.22)

Less Distributions From:
Net investment income	(0.16)		(0.35)	(0.38)	(0.40)	(0.05)

Total Distributions	(0.16)		(0.35)	(0.38)	(0.40)	(0.05)

Net Asset Value, End of Period	$11.97		$11.92	$11.99	$11.91	$11.26

Total Return(4)	1.82%		2.41%	3.94%	9.43%	(1.88)%
Net Assets, End of Period (000s)	$323		$275	$363	$218	$14
Ratios to Average Net Assets:
Gross expenses	1.79	%(5)	1.71%	1.71%	1.74%	1.96	%(5)
Net expenses(6)(7)	1.55	(5)	1.55	1.55	1.55	1.55	(5)
Net investment income	2.79	(5)	2.96	3.18	3.32	3.50	(5)
Portfolio Turnover Rate	24%		21%	12%	13%	16%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2005 (unaudited).

(3)	For the period November 19, 2001 (inception date) to December 31, 2001.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	The investment manager voluntarily waived a portion of its fee and/or reimbursed expenses.

(7)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.55%.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers New York Tax Free Bond Fund

	Class C Shares(1)(2)

	2005	(3)	2004	2003	2002	(4)

Net Asset Value, Beginning of Period	$11.90		$12.00	$11.92	$11.72

Income (Loss) From Operations:
Net investment income	0.18		0.38	0.41	0.18
Net realized and unrealized gain (loss)	0.04		(0.10)	0.08	0.21

Total Income From Operations	0.22		0.28	0.49	0.39

Less Distributions From:
Net investment income	(0.18)		(0.38)	(0.41)	(0.19)

Total Distributions	(0.18)		(0.38)	(0.41)	(0.19)

Net Asset Value, End of Period	$11.94		$11.90	$12.00	$11.92

Total Return(5)	1.86%		2.40%	4.18%	3.30%
Net Assets, End of Period (000s)	$62		$33	$636	$37
Ratios to Average Net Assets:
Gross expenses	1.70	%(6)	1.45%	1.47%	1.50	%(6)
Net expenses(7)(8)	1.30	(6)	1.30	1.30	1.30	(6)
Net investment income	3.00	(6)	3.31	3.38	3.63	(6)
Portfolio Turnover Rate	24%		21%	12%	13%

(1)	On April 29, 2004, Class 2 shares were renamed Class C shares.

(2)	Per share amounts have been calculated using the average shares method.

(3)	For the six months ended June 30, 2005 (unaudited).

(4)	For the period July 19, 2002 (inception date) to December 31, 2002.

(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods less than one year are not annualized.

(6)	Annualized.

(7)	The investment manager voluntarily waived a portion of its fee and/or reimbursed expenses.

(8)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.30%.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers New York Tax Free Bond Fund

	Class O Shares(1)

	2005	(2)	2004	2003	2002	2001	(3)

Net Asset Value, Beginning of Period	$11.91		$11.98	$11.90	$11.25	$11.59

Income (Loss) From Operations:
Net investment income	0.22		0.47	0.50	0.52	0.09
Net realized and unrealized gain (loss)	0.05		(0.07)	0.08	0.64	(0.33)

Total Income (Loss) From Operations	0.27		0.40	0.58	1.16	(0.24)

Less Distributions From:
Net investment income	(0.22)		(0.47)	(0.50)	(0.51)	(0.10)

Total Distributions	(0.22)		(0.47)	(0.50)	(0.51)	(0.10)

Net Asset Value, End of Period	$11.96		$11.91	$11.98	$11.90	$11.25

Total Return(4)	2.33%		3.44%	4.99%	10.54%	(2.04)%
Net Assets, End of Period (000s)	$57		$78	$93	$92	$1
Ratios to Average Net Assets:
Gross expenses	0.84	%(5)	0.71%	0.71%	0.75%	0.94	%(5)
Net expenses(6)(7)	0.55	(5)	0.55	0.55	0.56	0.53	(5)
Net investment income	3.80	(5)	3.96	4.20	4.40	4.76	(5)
Portfolio Turnover Rate	24%		21%	12%	13%	16%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2005 (unaudited).

(3)	For the period October 29, 2001 (inception date) to December 31, 2001.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	The investment manager voluntarily waived a portion of its fee and/or reimbursed expenses.

(7)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.55%.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers Mid Cap Fund

	Class A Shares(1)

	2005	(2)	2004	2003	2002	2001	(3)

Net Asset Value, Beginning of Period	$19.15		$16.89	$13.18	$16.47	$13.71

Income (Loss) From Operations:
Net investment loss	(0.04)		(0.10)	(0.08)	(0.06)	(0.01)
Net realized and unrealized gain (loss)	0.30		2.36	3.79	(3.23)	2.77

Total Income (Loss) From Operations	0.26		2.26	3.71	(3.29)	2.76

Net Asset Value, End of Period	$19.41		$19.15	$16.89	$13.18	$16.47

Total Return(4)	1.36%		13.38%	28.15%	(19.98)%	3.65%
Net Assets, End of Period (000s)	$2,981		$1,489	$270	$116	$47
Ratios to Average Net Assets:
Gross expenses	1.69	%(5)	2.08%	1.60%	1.91%	1.93	%(5)
Net expenses(6)(7)	1.50	(5)	1.50	1.50	1.42	1.36	(5)
Net investment loss	(0.45	)(5)	(0.56)	(0.56)	(0.44)	(0.69	)(5)
Portfolio Turnover Rate	27%		66%	78%	71%	26%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2005 (unaudited).

(3)	For the period November 30, 2001 (inception date) to December 31, 2001.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	The investment manager voluntarily waived a portion of its fee and/or reimbursed expenses.

(7)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.50%.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers Mid Cap Fund

	Class B Shares(1)

	2005	(2)	2004	2003	2002	2001	(3)

Net Asset Value, Beginning of Period	$18.75		$16.66	$13.10	$16.47	$16.31

Income (Loss) From Operations:
Net investment loss	(0.11)		(0.23)	(0.19)	(0.16)	(0.01)
Net realized and unrealized gain (loss)	0.30		2.32	3.75	(3.21)	0.17

Total Income (Loss) From Operations	0.19		2.09	3.56	(3.37)	0.16

Net Asset Value, End of Period	$18.94		$18.75	$16.66	$13.10	$16.47

Total Return(4)	1.01%		12.55%	27.18%	(20.46)%	0.98%
Net Assets, End of Period (000s)	$324		$291	$152	$108	$12
Ratios to Average Net Assets:
Gross expenses	2.73	%(5)	2.63%	2.33%	2.42%	2.73	%(5)
Net expenses(6)(7)	2.25	(5)	2.25	2.25	1.95	2.15	(5)
Net investment loss	(1.26	)(5)	(1.37)	(1.31)	(0.99)	(1.50	)(5)
Portfolio Turnover Rate	27%		66%	78%	71%	26%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2005 (unaudited).

(3)	For the period November 30, 2001 (inception date) to December 31, 2001.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	The investment manager voluntarily waived a portion of its fee and/or reimbursed expenses.

(7)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 2.25%.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers Mid Cap Fund

	Class C Shares(1)(2)

	2005	(3)	2004	2003	2002	(4)

Net Asset Value, Beginning of Period	$18.82		$16.72	$13.15	$16.43

Income (Loss) From Operations:
Net investment loss	(0.11)		(0.24)	(0.19)	(0.04)
Net realized and unrealized gain (loss)	0.30		2.34	3.76	(3.24)

Total Income (Loss) From Operations	0.19		2.10	3.57	(3.28)

Net Asset Value, End of Period	$19.01		$18.82	$16.72	$13.15

Total Return(5)	1.01%		12.56%	27.15%	(19.96)%
Net Assets, End of Period (000s)	$305		$234	$109	$26
Ratios to Average Net Assets:
Gross expenses	2.63	%(6)	2.67%	2.35%	2.27	%(6)
Net expenses(7)(8)	2.25	(6)	2.25	2.25	1.68	(6)
Net investment loss	(1.25	)(6)	(1.38)	(1.31)	(0.51	)(6)
Portfolio Turnover Rate	27%		66%	78%	71%

(1)	On April 29, 2004, Class 2 shares were renamed Class C shares.

(2)	Per share amounts have been calculated using the average shares method.

(3)	For the six months ended June 30, 2005 (unaudited).

(4)	For the period May 7, 2002 (inception date) to December 31, 2002.

(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods less than one year are not annualized.

(6)	Annualized.

(7)	The investment manager voluntarily waived a portion of its fee and/or reimbursed expenses.

(8)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 2.25%

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Salomon Brothers Mid Cap Fund

	Class O Shares(1)

	2005	(2)	2004	2003	2002	2001	(3)

Net Asset Value, Beginning of Period	$19.38		$17.02	$13.23	$16.48	$15.07

Income (Loss) From Operations:
Net investment loss	(0.01)		(0.04)	(0.02)	(0.02)	(0.01)
Net realized and unrealized gain (loss)	0.32		2.40	3.81	(3.23)	1.42

Total Income (Loss) From Operations	0.31		2.36	3.79	(3.25)	1.41

Net Asset Value, End of Period	$19.69		$19.38	$17.02	$13.23	$16.48

Total Return(4)	1.60%		13.87%	28.65%	(19.72)%	(6.48)%
Net Assets, End of Period (000s)	$18,484		$20,690	$20,350	$16,612	$22,935
Ratios to Average Net Assets:
Gross expenses	1.46	%(5)	1.53%	1.33%	1.54%	2.97	%(5)
Net expenses(6)(7)	1.08	(5)	1.08	1.08	1.07	1.08	(5)
Net investment loss	(0.10	)(5)	(0.24)	(0.13)	(0.13)	(0.17	)(5)
Portfolio Turnover Rate	27%		66%	78%	71%	26%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended June 30, 2005 (unaudited).

(3)	For the period September 10, 2001 (inception date) to December 31, 2001.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods less than one year are not annualized.

(5)	Annualized.

(6)	The investment manager voluntarily waived a portion of its fee and/or reimbursed expenses.

(7)	As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.08%.

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers National Tax Free Bond Fund (“National Tax Free Bond Fund”), Salomon Brothers California Tax Free Bond Fund (“California Tax Free Bond Fund”), Salomon Brothers New York Tax Free Bond Fund (“New York Tax Free Bond Fund”) each are a separate non-diversified series of Salomon Funds Trust (“Trust”), a Massachusetts business trust. Salomon Brothers Mid Cap Fund (“Mid Cap Fund”) is a separate diversified series of the Trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     (a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

     (b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

     (c) Fund Concentration. Since California Tax Free Bond Fund and Salomon Brothers New York Tax Free Bond Fund invest primarily in obligations of issuers within California and New York, respectively, they are subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting California and New York respectively.

     (d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, each Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

     (e) Foreign Currency Translation. The Mid Cap Fund’s investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Mid Cap Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Notes to Financial Statements

(unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     (f) Distributions to Shareholders. Distributions from net investment income for National Tax Free Bond Fund, California Tax Free Bond Fund and New York Tax Free Bond Fund are declared each business day to shareholders of record that day, and are paid on the last business day of the month. The Funds intend to satisfy conditions that will enable interest from municipal securities, which is exempt from federal income tax and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions from net investment income for the Mid Cap Fund, if any, are declared on an annual basis. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

     (g) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

     (h) Expenses. The Funds bear all their costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     (i) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

     (j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Management Agreement and Other Transactions with Affiliates

Salomon Brothers Asset Management Inc (“Manager”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Funds. The Manager is responsible for overall management of the Funds’ business affairs, and has a separate Management Agreement with each Fund. The Manager or an affiliate also provides certain administrative services to each Fund. These administrative services include providing general office facilities and supervising the overall administration of each Fund.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.50%, 0.50%, 0.50% and 0.75% of the average daily net assets of National Tax Free Bond Fund, California Tax Free Bond Fund, New York Tax Free Bond Fund and Mid Cap Fund, respectively.

For the six months ended June 30, 2005, the Funds had the following voluntary expense limitations, which resulted in management fee waivers and expense reimbursements.

Notes to Financial Statements

(unaudited) (continued)

	Class A	Class B	Class C	Class O

National Tax Free Bond Fund	0.75%	1.50%	1.25%	0.50%
California Tax Free Bond Fund	0.80	1.55	1.30	0.55
New York Tax Free Bond Fund	0.80	1.55	1.30	0.55
Mid Cap Fund	1.50	2.25	2.25	1.08

For the six months ended June 30, 2005, the Manager voluntarily waived management fees of $101,959, $26,895, $93,249 and $39,903 for National Tax Free Bond Fund, California Tax Free Bond Fund, New York Tax Free Bond Fund and Mid Cap Fund, respectively. In addition, for the six months ended June 30, 2005, the Manager has reimbursed expenses totaling $10,961 and $63,500, for the National Tax Free Bond Fund and the California Tax Free Bond Fund, respectively. These expense limitations can be terminated at any time by the Manager.

Citigroup Global Markets Inc. (“CGM”) another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ distributor.

There is a maximum initial sales charge of 4.00% for Class A shares of National Tax Free Bond Fund, California Tax Free Bond Fund and New York Tax Free Bond Fund. There is also a maximum initial sales charge of 5.75% for Class A shares of Mid Cap Fund. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares of the Mid Cap Fund, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% a year until no CDSC is incurred. There is also a 4.00% CDSC on Class B shares of the National Tax Free Bond Fund, California Tax Free Bond Fund and New York Tax Free Bond Fund in the first year after purchase payment, 3.00% in the second year, 2.00% in the third year, 1.00% in the fourth and fifth year and no deferred sales charge after the fifth year. Class C shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge. Class O shares of the Funds have no initial or contingent deferred sales charges.

For the six months ended June 30, 2005, sales charges received by CGM and contingent deferred sales charges (“CDSCs”) paid to CGM were as follows:

	Sales Charges	CDSCs

	Class A	Class B	Class C

National Tax Free Bond Fund	$10,743	$2,032	—
California Tax Free Bond Fund	2	—	—
New York Tax Free Bond Fund	9,178	—	—
Mid Cap Fund	2,249	467	$41

For the six months ended June 30, 2005, there were no brokerage commissions paid to CGM and its affiliates for the Mid Cap Fund.

All officers and one trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

The Trust has adopted a Retirement Plan (“Plan”) for all Trustees who are not “interested persons” of the Trust, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calender year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calender year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the Plan. In addition, two other former Trustees elected to receive a lump sum payment under the Plan. The Trust’s allocable share of expenses of the Plan for the six months ended June 30, 2005 was $2,236.

Notes to Financial Statements

(unaudited) (continued)

3. Investments

During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales

National Tax Free Bond Fund	$9,613,927	$13,165,366

California Tax Free Bond Fund	$1,005,106	$1,543,694

New York Tax Free Bond Fund	$23,037,515	$31,428,893

Mid Cap Fund	$5,866,955	$7,518,600

At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
	Appreciation	Depreciation	Appreciation

National Tax Free Bond Fund	$1,099,151	$(5,786)	$1,093,365
California Tax Free Bond Fund	939,678	—	939,678
New York Tax Free Bond Fund	5,517,906	(31,342)	5,486,564
Mid Cap Fund	5,223,517	(342,885)	4,880,632

4. Class Specific Expenses

Pursuant to a Distribution Plan, each Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. Each Fund also pays a distribution fee with respect to Class B shares calculated at the annual rate of 0.75% of the average daily net assets of that class. National Tax Free Bond Fund, California Tax Free Bond Fund and New York Tax Free Bond Fund each pay a distribution fee with respect to Class C shares calculated at the annual rate of 0.50% of the average daily net assets of that class. Mid Cap Fund pays a distribution fee with respect to Class C shares calculated at the annual rate of 0.75% of the average daily net assets of that class. For the six months ended June 30, 2005, total Distribution fees, which are accrued daily and paid monthly, were as follows:

		Class A	Class B	Class C

National Tax Free Bond Fund		$ 45,692	$13,536	$5,114
California Tax Free Bond Fund		13,234	659	139
New York Tax Free Bond Fund		126,684	1,560	203
Mid Cap Fund		3,231	1,574	1,322

For the six months ended June 30, 2005, total Transfer Agent fees were as follows:

	Class A	Class B	Class C	Class O

National Tax Free Bond Fund	$19,083	$1,387	$664	$ 147
California Tax Free Bond Fund	1,837	80	69	23
New York Tax Free Bond Fund	19,838	157	63	48
Mid Cap Fund	690	473	270	2,621

For the six months ended June 30, 2005, total Shareholder Reports expenses were as follows:

	Class A	Class B	Class C	Class O

National Tax Free Bond Fund	$19,929	$1,512	$754	$ 105
California Tax Free Bond Fund	11,307	148	43	4
New York Tax Free Bond Fund	13,844	45	16	10
Mid Cap Fund	813	171	132	10,744

Notes to Financial Statements

(unaudited) (continued)

5. Distributions Paid to Shareholders by Class

	Six Months Ended	Year Ended
	June 30, 2005	December 31, 2004

National Tax Free Bond Fund:
Net Investment Income
Class A	$638,395	$1,479,484
Class B	37,336	104,620
Class C†	20,568	51,441
Class O	2,979	6,255

Total	$699,278	$1,641,800

California Tax Free Bond Fund:
Net Investment Income
Class A	$205,180	$447,687
Class B	2,052	3,952
Class C†	624	962
Class O	45	84

Total	$207,901	$452,685

New York Tax Free Bond Fund:
Net Investment Income
Class A	$1,801,741	$4,065,038
Class B	4,348	9,382
Class C†	810	12,510
Class O	1,266	3,525

Total	$1,808,165	$4,090,455

†  On April 29, 2004, Salomon Brothers Class 2 shares were renamed as Salomon Brothers Class C shares.

6. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value for National Tax Free Bond Fund, California Tax Free Bond Fund and New York Tax Free Bond Fund and with a par value of $0.001 per share for Mid Cap Fund .

Transactions in Fund shares for the periods indicated were as follows:

	Six Months Ended		Year Ended
	June 30, 2005		December 31, 2004

	Shares	Amount	Shares	Amount

National Tax Free Bond Fund:
Class A
Shares sold	238,322	$2,821,937	399,951	$4,729,930
Shares issued on reinvestment	49,853	590,172	119,112	1,404,733
Shares repurchased	(261,646)	(3,099,525)	(912,491)	(10,736,075)

Net Increase (Decrease)	26,529	$312,584	(393,428)	$(4,601,412)

Class B
Shares sold	397	$4,706	15,285	$180,614
Shares issued on reinvestment	2,339	27,726	5,526	65,272
Shares repurchased	(40,299)	(477,990)	(135,749)	(1,606,261)

Net Decrease	(37,563)	$(445,558)	(114,938)	$(1,360,375)

Class C†
Shares sold	491	$5,827	28,401	$336,249
Shares issued on reinvestment	1,514	17,950	3,533	41,714
Shares repurchased	(21,973)	(262,320)	(63,541)	(759,070)

Net Decrease	(19,968)	$(238,543)	(31,607)	$(381,107)

Notes to Financial Statements

(unaudited) (continued)

	Six Months Ended		Year Ended
	June 30, 2005		December 31, 2004

	Shares	Amount	Shares	Amount

National Tax Free Bond Fund:
Class O
Shares sold	17	$201	35	$416
Shares issued on reinvestment	98	1,162	295	3,475
Shares repurchased	(6)	(71)	—	—

Net Increase	109	$1,292	330	$3,891

California Tax Free Bond Fund:
Class A
Shares sold	72	$762	3,382	$36,153
Shares issued on reinvestment	19,408	204,823	32,295	341,214
Shares repurchased	(87,741)	(928,092)	(193,754)	(2,030,872)

Net Decrease	(68,261)	$(722,507)	(158,077)	$(1,653,505)

Class B
Shares sold	734	$7,802	5,482	$56,920
Shares issued on reinvestment	15	150	59	712
Shares repurchased	(15)	(156)	(10,204)	(108,989)

Net Increase (Decrease)	734	$7,796	(4,663)	$(51,357)

Class C†
Shares sold	775	$8,200	934	$10,000
Shares issued on reinvestment	16	176	57	596
Shares repurchased	(6)	(63)	—	—

Net Increase	785	$8,313	991	$10,596

Class O
Shares issued on reinvestment	4	$45	8	$84

Net Increase	4	$45	8	$84

†  On April 29, 2004, Salomon Brothers Class 2 shares were renamed as Salomon Brothers Class C shares.

Notes to Financial Statements

(unaudited) (continued)

	Six Months Ended		Year Ended
	June 30, 2005		December 31, 2004

	Shares	Amount	Shares	Amount

New York Free Bond Fund:
Class A
Shares sold	57,441	$682,894	83,761	$982,898
Shares issued on reinvestment	150,078	1,785,959	340,507	4,038,786
Shares repurchased	(527,071)	(6,262,347)	(1,438,761)	(17,014,042)

Net Decrease	(319,552)	$(3,793,494)	(1,014,493)	$(11,992,358)

Class B
Shares sold	3,899	$46,508	601	$7,083
Shares issued on reinvestment	127	1,511	360	4,277
Shares repurchased	(65)	(766)	(8,253)	(98,365)

Net Increase (Decrease)	3,961	$47,253	(7,292)	$(87,005)

Class C†
Shares sold	2,399	$28,891	1,771	$21,063
Shares issued on reinvestment	20	237	73	877
Shares repurchased	(6)	(70)	(52,134)	(619,617)

Net Increase (Decrease)	2,413	$29,058	(50,290)	$(597,677)

Class O
Shares issued on reinvestment	2	$22	3	$45
Shares repurchased	(1,713)	(20,454)	(1,263)	(15,000)

Net Decrease	(1,711)	$(20,432)	(1,260)	$(14,955)

Mid Cap Fund:
Class A
Shares sold	148,057	$2,797,365	69,961	$1,208,200
Shares repurchased	(72,254)	(1,355,199)	(8,186)	(149,561)

Net Increase	75,803	$1,442,166	61,775	$1,058,639

Class B
Shares sold	4,647	$84,885	13,142	$225,451
Shares repurchased	(3,072)	(56,364)	(6,762)	(118,424)

Net Increase	1,575	$28,521	6,380	$107,027

Class C†
Shares sold	3,878	$71,205	8,819	$154,317
Shares repurchased	(246)	(4,490)	(2,897)	(47,775)

Net Increase	3,632	$66,715	5,922	$106,542

Class O
Shares sold	5,831	$111,481	23,472	$415,984
Shares repurchased	(134,376)	(2,592,293)	(151,712)	(2,658,649)

Net Decrease	(128,545)	$(2,480,812)	(128,240)	$(2,242,665)

†  On April 29, 2004, Salomon Brothers Class 2 shares were renamed as Salomon Brothers Class C shares.

Notes to Financial Statements

(unaudited) (continued)

7. Capital Loss Carryforward

On December 31, 2004 National Tax Free Bond Fund had a net capital loss carryforward of $5,478,353, of which $2,047,061 expires in 2007 and $3,431,292 expires in 2008. California Tax Free Bond Fund had a net capital loss carryforward of $2,940,447, of which $2,228,951 expires in 2007 and $711,496 expires in 2008. New York Tax Free Bond Fund had a net capital loss carryforward of $5,863,800, of which $397,721 expires in 2007, $5,263,200 expires in 2008 and $202,879 in 2009.

8. Additional Shareholder Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

The Funds did not implement the tranfer arrangement described above and therefore will not receive any portion of the distributions.

Notes to Financial Statements

(unaudited) (continued)

9. Legal Matters

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

10. Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBAM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Funds.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the 1940 Act, consummation of the transaction will result in the automatic termination of the investment management contract between the Funds and the Manager. Therefore, the Funds’ Board of Trustees will be asked to approve a new investment management contract between the Funds and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Funds for their approval.

Subsequently, on August 7, 2005, the Board approved the new investment contract between the Funds and the Manager.

(This page intentionally left blank.)

Salomon Funds Trust

Investment Manager	Officers R. Jay Gerken, CFA
          Chairman,President and
          Chief Executive Officer
Andrew B. Shoup
          Senior Vice President and
          Chief Administrative Officer
Frances M. Guggino
           Chief Financial Officer and
           Treasurer
Andrew Beagley
           Chief Anti-Money Laundering
           Compliance Officer and
           Chief Compliance Officer
Wendy S. Setnicka
           Controller
Robert I. Frenkel
           Secretary and
Chief Legal Officer
Salomon Brothers Asset Management Inc
399 Park Avenue
NewYork, NY 10022

Distributor
Citigroup Global Markets Inc.
388 Greenwich Street
NewYork, NewYork 10013

Transfer Agent
PFPC Inc.
P.O. Box 9764
Providence, RI 02940-9764

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel	Trustees Elliott J. Berv Mark T. Finn R. Jay Gerken, CFA Stephen Randolph Gross Diana R. Harrington Susan B. Kerley
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

Independent Registered Public
Accounting Firm
KPMG LLP
345 Park Avenue
New York, NewYork 10154

Salomon Funds Trust
Salomon Brothers National Tax Free Bond Fund
Salomon Brothers California Tax Free Bond Fund
Salomon Brothers New York Tax Free Bond Fund
Salomon Brothers Mid Cap Fund

The Funds are separate investment Funds of the Salomon Funds Trust, a Massachusetts business trust.

This report is submitted for the general information of the shareholders of Salomon Funds Trust, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-446-1013.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, and a description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-446-1013, (2) on the funds’ website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

SALOMON BROTHERS ASSET MANAGEMENT 399 Park Avenue New York, New York 10022 1-800-SALOMON www.citigroupam.com ©Citigroup Global Markets Inc. Member NASD, SIPC SBTAXSEMI 06/05 05-8931

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY
AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Funds Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Salomon Funds Trust

Date:	September 7, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Salomon Funds Trust

Date:	September 7, 2005

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Salomon Funds Trust

Date:	September 7, 2005